Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable, net (current)	$ 6,917,040	$ 4,466,047	$ 1,901,244
Accounts receivable, net (non-current)	6,922,700	3,299,032	2,365,013
Total Accounts receivable, net	$ 13,839,740	$ 7,765,079	$ 4,266,257